UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4058

The Korea Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

The Korea Fund, Inc.

	Shares	Value ($)

Common Stocks 86.0%
Consumer Discretionary 11.5%
Auto Components 5.1%
Hankook Tire Co., Ltd.	2,576,393	33,898,117
Hyundai Mobis	132,642	13,639,172
Nexen Tire Corp.	191,661	3,230,640
Samsung Climate Control Co., Ltd. (a)	560,224	4,256,814

		55,024,743
Diversified Consumer Services 0.6%
MegaStudy Co., Ltd. (b)	59,500	6,728,137
Hotels Restaurants & Leisure 1.4%
Hana Tour Service, Inc. (b)	88,800	6,296,940
Hotel Shilla Co., Ltd. (b)	581,047	9,057,272

		15,354,212
Household Durables 1.2%
Humax Co., Ltd. (b)	215,868	6,011,225
Woongjin Coway Co., Ltd. (b)	269,700	6,583,958

		12,595,183
Internet & Catalog Retail 0.3%
GS Home Shopping, Inc.	38,044	3,063,623
Media 1.5%
Cheil Communications, Inc.	46,953	10,519,457
ON*Media Corp.*	826,500	6,184,010

		16,703,467
Multiline Retail 1.0%
Taegu Department Store Co., Ltd. (a)	735,080	11,341,789
Textiles, Apparel & Luxury Goods 0.4%
BYC Co., Ltd.	26,761	4,411,853
Consumer Staples 10.0%
Beverages 0.6%
Hite Brewery Co., Ltd. (b)	50,146	6,200,351
Food & Staples Retailing 3.5%
Shinsegae Co., Ltd.	72,864	37,731,424
Food Products 3.4%
CJ Corp. (b)	67,424	7,446,032
Crown Confectionary Co., Ltd. (b)	64,714	7,830,651
Nam Yang Dairy Products Co., Ltd.	21,611	16,215,387
Nhong Shim Co., Ltd. (b)	20,680	5,900,766

		37,392,836
Personal Products 0.3%
Cosmax, Inc.	507,600	2,698,260
Tobacco 2.2%
KT&G Corp.	396,585	24,098,956
Energy 3.6%

Oil, Gas & Consumable Fuels
S-Oil Corp. (b)	347,601	23,252,991
SK Corp.	241,017	16,021,104

		39,274,095
Financials 19.3%
Capital Markets 1.5%
Korea Investment Holdings Co., Ltd.	262,439	11,357,334
Samsung Securities Co., Ltd.	89,300	5,077,242

		16,434,576
Commercial Banks 8.1%
Hana Financial Group, Inc.	170,700	7,811,160
Industrial Bank of Korea	845,100	14,468,291
Jeonbuk Bank (b)	1,757,473	15,972,806
Kookmin Bank	594,638	46,879,783
Kookmin Bank (ADR)	40,412	3,153,348

		88,285,388
Consumer Finance 1.0%
LG Card Co., Ltd.* (b)	168,221	10,702,144
Insurance 8.7%
Korean Reinsurance Co.	865,426	10,700,644
Meritz Fire & Marine Insurance Co., Ltd. (b)	3,371,030	22,194,469
Samsung Fire & Marine Insurance Co., Ltd.	399,710	61,461,353

		94,356,466
Health Care 0.5%
Pharmaceuticals
Choongwae Pharma Corp.	1,799	73,196
Yuhan Corp. (b)	34,679	5,387,385

		5,460,581
Industrials 10.4%
Airlines 1.1%
Korean Air Lines Co., Ltd.	324,800	11,910,763
Building Products 0.2%
Samwoo EMC Co., Ltd.	510,926	2,024,806
Commercial Services & Supplies 1.1%
S1 Corp.	306,554	11,938,193
Construction & Engineering 2.2%
GS Engineering & Construction Corp.	153,500	10,738,917
Hyundai Engineering & Construction Co., Ltd.*	206,400	11,102,520
Samho International Co., Ltd. (b)	141,088	1,975,605

		23,817,042
Electrical Equipment 1.9%
Seoul Semiconductor Co., Ltd. (a) (b)	1,292,915	21,451,800
Industrial Conglomerates 1.1%
Samsung Techwin Co., Ltd.	289,200	11,858,346
Machinery 0.5%
JVM Co., Ltd.*	136,039	5,146,839
NEPES Corp.*	26	249

		5,147,088
Road & Rail 1.5%
Korea Express Co., Ltd.*	219,344	16,110,339
Trading Companies & Distributors 0.8%
Samsung Corp.	288,100	9,133,950
Information Technology 19.3%

Electronic Equipment & Instruments 1.6%
Ace Digitech Co., Ltd.* (b)	187,935	3,088,390
INTOPS Co., Ltd.	82,497	2,528,310
KH Vatec Co., Ltd.* (b)	96,631	1,444,997
SE Co., Ltd. (c)	636,950	0
SFA Engineering Corp. (b)	315,573	10,255,081

		17,316,778
Internet Software & Services 1.8%
Ahnlab, Inc. (b)	80,869	1,683,613
NHN Corp.	170,445	17,886,593

		19,570,206
Semiconductors & Semiconductor Equipment 15.9%
Phoenix PDE Co., Ltd. (b)	582,100	3,364,953
Samsung Electronics Co., Ltd. (d)	230,350	161,640,581
Simm Tech Co., Ltd. (b)	739,583	8,284,893

		173,290,427
Materials 7.0%
Chemicals 0.7%
LG Chem Ltd.	121,334	4,821,304
Youlchon Chemical Co., Ltd. (b)	224,695	2,184,617

		7,005,921
Metals & Mining 6.3%
Dongkuk Steel Mill Co., Ltd.	381,185	7,190,650
Korea Zinc Co., Ltd. (b)	62,300	5,629,220
POSCO	215,697	55,847,572

		68,667,442
Telecommunication Services 4.4%
Diversified Telecommunication Services 0.7%
LG Dacom Corp.	328,200	7,942,700
Wireless Telecommunication Services 3.7%
SK Telecom Co., Ltd.	187,154	39,853,666

Total Common Stocks (Cost $300,877,494)		934,897,551
Preferred Stocks 13.4%
Consumer Discretionary 6.3%
Automobiles
Hyundai Motor Co. (b)	841,120	42,667,117
Hyundai Motor Co. (2nd)	499,954	26,100,637

		68,767,754
Consumer Staples 1.4%
Food Products
CJ Corp.	176,578	9,964,877
CJ Corp. (2nd)	34,073	3,312,778
CJ Corp. (3rd) (Convertible)	20,126	1,935,499

		15,213,154
Energy 0.5%
Oil, Gas & Consumable Fuels
S-Oil Corp.	105,626	5,570,132
Financials 3.0%
Capital Markets 0.5%
Daishin Securities Co., Ltd.	399,181	5,800,517
Insurance 2.5%

Samsung Fire & Marine Insurance Co., Ltd.	360,865	26,886,111
Information Technology 2.2%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd. (d)	44,464	23,353,879

Total Preferred Stocks (Cost $20,486,278)		145,591,547
	Principal Amount	Value ($)
Convertible Bond 0.0%
Consumer Staples
Haitai Confectionery Loan Certificates Zero Coupon, 11/28/2009* (e) (Cost $0) Won	6,869,719	6,647
	Shares	Value ($)
Securities Lending Collateral 8.0%
Daily Assets Fund Institutional, 5.31% (f) (g) (Cost $87,611,494)	87,611,494	87,611,494
Cash Equivalents 0.5%
Cash Management QP Trust, 5.34% (h) (Cost $5,472,815)	5,472,815	5,472,815
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 414,448,081)	107.9	1,173,580,054
Other Assets and Liabilities, Net	(7.9)	(86,162,919)

Net Assets	100.0	1,087,417,135

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

Affiliated issuer. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund’s transactions during the three months ended September 30, 2006 with companies which are or were affiliates is as follows:

Affiliate	Common/ Preferred Shares	Total Purchase Cost ($)	Total Sales (Cost) ($)	Total Realized Gain/(Loss) ($)	Dividend Income ($)	Value at September 30, 2006 ($)
Samsung Climate Control Co., Ltd.	560,224	-	-	-	-	4,256,814
Seoul Semiconductor Co., Ltd.	1,292,915	-	-	-	-	21,451,800
Taegu Department Store Co., Ltd.	735,080	-	-	-	256,294	11,341,789
		-	-	-	256,294	37,050,403

(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $83,421,591 which is 7.7% of net assets.

(c)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Restricted	Acquisition	As a % of

Securities	Date	Cost ($)	Value ($)	Net Assets
SE Co., Ltd.	12/22/2000	1,616,637	0	0

(d)	At September 30, 2006, 17.0% of the Fund’s investment portfolio is invested in Samsung Electronics Co., Ltd.
(e)	Company in restructuring process, principal only subject to repayment.
(f)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending.
(h)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
Currency Abbreviation:
Won Korean Won

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Korea Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The Korea Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006